Subsidiaries - (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure of interests in subsidiaries

Name	% Equity interest	Country of incorporation	Nature of business
Bayton Limited	100%	Malta	Gaming operations
Baytree Interactive Limited	100%	Guernsey	Gaming operations
Betway Limited	99.9%	Malta	Gaming operations
Pindus Holdings Limited	100%	Guernsey	Holding company